Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Overseas equities	£ 980	£ 1,172
Corporate bonds	2,526	2,235
Government fixed interest bonds	1,618	1,138
Government index-linked bonds	4,422	5,525
Property	1,080	1,202
Derivatives	(2)	(78)
Cash	586	1,340
Repurchase agreements	(3,062)	(4,312)
Infrastructure	408	426
Annuities	293	298
Longevity swap	(16)	(12)
Other	25	29
Total	£ 8,858	£ 8,963
Overseas equities, percentage	11.00%	13.00%
Corporate bonds, percentage	29.00%	25.00%
Government fixed interest bonds, percentage	18.00%	13.00%
Government index-linked bonds, percentage	50.00%	62.00%
Property, percentage	12.00%	13.00%
Derivatives, percentage	0.00%	(1.00%)
Cash, percentage	7.00%	15.00%
Repurchase agreements, percentage	(35.00%)	(48.00%)
Infrastructure, percentage	5.00%	5.00%
Annuities, percentage	3.00%	3.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	0.00%
Total, percentage	100.00%	100.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
Overseas equities	£ 0	£ 0
Corporate bonds	2,284	1,991
Government fixed interest bonds	1,618	1,138
Government index-linked bonds	4,422	5,525
Property	0	0
Derivatives	0	0
Cash	0	0
Repurchase agreements	0	0
Infrastructure	0	0
Annuities	0	0
Longevity swap	0	0
Other	0	0
Total	£ 8,324	£ 8,654
Overseas equities, percentage	0.00%	0.00%
Corporate bonds, percentage	26.00%	22.00%
Government fixed interest bonds, percentage	18.00%	13.00%
Government index-linked bonds, percentage	50.00%	62.00%
Property, percentage	0.00%	0.00%
Derivatives, percentage	0.00%	0.00%
Cash, percentage	0.00%	0.00%
Repurchase agreements, percentage	0.00%	0.00%
Infrastructure, percentage	0.00%	0.00%
Annuities, percentage	0.00%	0.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	0.00%
Total, percentage	94.00%	97.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
Overseas equities	£ 980	£ 1,172
Corporate bonds	242	244
Government fixed interest bonds	0	0
Government index-linked bonds	0	0
Property	1,080	1,202
Derivatives	(2)	(78)
Cash	586	1,340
Repurchase agreements	(3,062)	(4,312)
Infrastructure	408	426
Annuities	293	298
Longevity swap	(16)	(12)
Other	25	29
Total	£ 534	£ 309
Overseas equities, percentage	11.00%	13.00%
Corporate bonds, percentage	3.00%	3.00%
Government fixed interest bonds, percentage	0.00%	0.00%
Government index-linked bonds, percentage	0.00%	0.00%
Property, percentage	12.00%	13.00%
Derivatives, percentage	0.00%	(1.00%)
Cash, percentage	7.00%	15.00%
Repurchase agreements, percentage	(35.00%)	(48.00%)
Infrastructure, percentage	5.00%	5.00%
Annuities, percentage	3.00%	3.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	0.00%
Total, percentage	6.00%	3.00%